N-2	Mar. 30, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002074612
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-288759
Investment Company Act File Number	811-24104
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	LibreMax Asset-Backed Income Fund
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	516-1714
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Fees:

	Class A	Class I	Class L
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	3.00%	None	None
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Common Shares):

	Class A	Class I	Class L
Management Fees(2)	1.76%	1.76%	1.76%
Distribution and Shareholder Servicing Fee	0.75%	None	0.25%
Borrowing Expense(3)	0.88%	0.88%	0.88%
Other Expenses(4)	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	3.85%	3.10%	3.35%
Fee Waiver/Expense Reimbursement(5)	-0.22%	-0.22%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.63%	2.88%	3.13%
(1)    Class A Common Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%. While neither the Fund nor the Distributor imposes an initial sales charge on Class I Common Shares, if you buy Class I Common Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
(2)    The Management Fee percentage calculation assumes the use of leverage by the Fund based on the assumptions set forth in Footnote 3.
(3)    Borrowing expense assumes leverage at a level of 18% of total assets. Interest expense is assumed at a rate of 5%.
(4)    “Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $300 million of average net assets during that time. “Other Expenses” includes 0.05% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
(5)    The Investment Manager has contractually agreed, through January 31, 2028, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any (i) taxes; (ii) brokerage commissions and expenses; (iii) acquired fund fees and expenses (as determined in accordance with SEC Form N-2); (iv) dividend expenses on short sales; (v) transactional costs, including legal costs, accounting costs and broker-dealer expenses, associated with the acquisition, monitoring and disposition of investments (including broken-deal expenses); (vi) loan servicing fees; (vii) fees and expenses in connection with establishing and maintaining leverage including a line of credit, other borrowings or the issuance of preferred shares; (viii) dividend and interest expenses with respect to preferred shares and borrowings; (ix) distribution and shareholder service fees; (x) expenditures which are capitalized in accordance with generally accepted accounting principles (“GAAP”) and (xi) extraordinary or non-routine expenses (such as expenses incurred in connection with any merger or reorganization, litigation expenses)) exceed 2.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). In addition, the Investment Manager has contractually agreed to further waive its management fee or reimburse Fund expenses (subject to the exclusions detailed above) to the extent that the Fund’s total annual operating expenses: (i) exceed 2.00% of the Fund’s average daily net assets for the one-year period ending on the first anniversary of the effective date of the Expense Limitation Agreement; and (ii) exceed 2.25% of the Fund’s average daily net assets for the one-year period ending on the second anniversary of the effective date of the Expense Limitation Agreement. The Investment Manager may not terminate the Expense Limitation Agreement prior to its initial term without the approval of the Board of Trustees. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Shareholder Transaction Fees:

	Class A	Class I	Class L
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	3.00%	None	None
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Common Shares):

	Class A	Class I	Class L
Management Fees(2)	1.76%	1.76%	1.76%
Distribution and Shareholder Servicing Fee	0.75%	None	0.25%
Borrowing Expense(3)	0.88%	0.88%	0.88%
Other Expenses(4)	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	3.85%	3.10%	3.35%
Fee Waiver/Expense Reimbursement(5)	-0.22%	-0.22%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.63%	2.88%	3.13%
(1)    Class A Common Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%. While neither the Fund nor the Distributor imposes an initial sales charge on Class I Common Shares, if you buy Class I Common Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
(2)    The Management Fee percentage calculation assumes the use of leverage by the Fund based on the assumptions set forth in Footnote 3.
(3)    Borrowing expense assumes leverage at a level of 18% of total assets. Interest expense is assumed at a rate of 5%.
(4)    “Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $300 million of average net assets during that time. “Other Expenses” includes 0.05% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
(5)    The Investment Manager has contractually agreed, through January 31, 2028, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any (i) taxes; (ii) brokerage commissions and expenses; (iii) acquired fund fees and expenses (as determined in accordance with SEC Form N-2); (iv) dividend expenses on short sales; (v) transactional costs, including legal costs, accounting costs and broker-dealer expenses, associated with the acquisition, monitoring and disposition of investments (including broken-deal expenses); (vi) loan servicing fees; (vii) fees and expenses in connection with establishing and maintaining leverage including a line of credit, other borrowings or the issuance of preferred shares; (viii) dividend and interest expenses with respect to preferred shares and borrowings; (ix) distribution and shareholder service fees; (x) expenditures which are capitalized in accordance with generally accepted accounting principles (“GAAP”) and (xi) extraordinary or non-routine expenses (such as expenses incurred in connection with any merger or reorganization, litigation expenses)) exceed 2.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). In addition, the Investment Manager has contractually agreed to further waive its management fee or reimburse Fund expenses (subject to the exclusions detailed above) to the extent that the Fund’s total annual operating expenses: (i) exceed 2.00% of the Fund’s average daily net assets for the one-year period ending on the first anniversary of the effective date of the Expense Limitation Agreement; and (ii) exceed 2.25% of the Fund’s average daily net assets for the one-year period ending on the second anniversary of the effective date of the Expense Limitation Agreement. The Investment Manager may not terminate the Expense Limitation Agreement prior to its initial term without the approval of the Board of Trustees. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return, assuming you hold your shares and assuming your shares are repurchased in full. The example below should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes the estimated “Other Expenses” set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate or return may be greater or less than the hypothetical 5% annual return shown in the example.
An investor would pay the following expenses on a $1,000 investment assuming a 5% return:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$142	$220	$424
Class I	$29	$94	$161	$339
Class L	$32	$101	$173	$362
An investor would pay the following expenses, assuming your shares are repurchased at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$142	$220	$424
Class I	$29	$94	$161	$339
Class L	$32	$101	$173	$362

Purpose of Fee Table , Note [Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The expenses in the table are based on estimated amounts for the current fiscal year assuming the Fund raises $300 million in proceeds in the first 12 months resulting in estimated average monthly net assets of $250 million.
As of the date of this Prospectus, only Class I Common Shares are being offered to the public. The Fund intends to offer Class A and Class L Common Shares in the future.

Basis of Transaction Fees, Note [Text Block]	Class A Common Shares are subject to a front-end sales charge. The table assumes a maximum front-end sales charge of 3.00%.
Other Transaction Fees, Note [Text Block]	While neither the Fund nor the Distributor imposes an initial sales charge on Class I Common Shares, if you buy Class I Common Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $300 million of average net assets during that time. “Other Expenses” includes 0.05% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee percentage calculation assumes the use of leverage by the Fund based on the assumptions set forth in Footnote 3.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund seeks to achieve its investment objective by allocating primarily to a wide array of private asset-backed credit and securitized debt investments. There can be no assurance that the Fund will achieve its investment objective.
Portfolio Management Strategies
To pursue its investment objective, the Fund will invest in private asset-backed finance products (“Private ABF Investments”) and traded structured credit products (“Traded Securitizations”) and other credit related investments (collectively, with Private ABF Investments and Traded Securitizations, “ABF Investments”). Private ABF Investments do not trade on an organized market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities and other investments that the Investment Manager believes are, at the time of investment, considered to be ABF Investments (“80% Policy”). The Fund will seek to achieve its investment objective by investing in a wide array of ABF Investments such as loans, leases, mortgages and other receivables across a broad range of asset classes. ABF Investments may provide direct or indirect exposure to asset-backed finance investments. The asset classes may include, but are not limited to, residential and consumer loans, small business loans, trade receivables, royalties, financial assets, physical assets such as equipment or other types of secured credit backed by physical assets. For purposes of the 80% Policy, the Fund may, among other things, (i) buy or commit to ABF Investments including equity investments that provide exposure to ABF Investments, (ii) originate loans secured by ABF Investments including senior and mezzanine loans, (iii) insure or provide capital relief against ABF Investments, (iv) provide capital to enterprises whose primary business is organization/management of ABF Investments and (v) invest in securitizations and/or derivative investments that provide exposure to ABF Investments. In addition, the Fund may also invest a portion of its assets in notes, bills, debentures, bank loans, convertible and preferred securities and government and municipal obligations. The Fund is permitted to change its 80% investment policy without a shareholder vote, provided the Fund conducts a repurchase offer prior to the change, the Fund provides at least 60 days’ prior notice of any change in the policy in advance of the offer, the offer is not oversubscribed, and the Fund purchases shares at their net asset value.
In addition, the Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in investments other than ABF Investments as described in this Prospectus (together with the ABF Investments, the “Investments,” and each, an “Investment”), including cash or cash equivalents, and liquid fixed-income securities. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of liquid investments, including cash and cash equivalents.
The Fund may invest up to 25% of its net assets in securities denominated in currencies other than the U.S. dollar. There is no limit on the duration and maturity of any security in the Fund’s portfolio. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest substantially in fixed-income products that are rated below investment grade (i.e., “high yield” or “junk” ratings), or that are unrated but determined to be of equivalent quality by the Investment Manager, at the time of purchase. Because the Fund may invest in below investment grade securities without limit, the Fund’s investments should be considered speculative. The Fund may also invest in other fixed income, credit-related securities, and instruments.
The Fund intends to invest in derivative investments including treasury futures, options and swaps. The use of derivative instruments may have a leverage effect on the portfolio. Please see “Use of Leverage” at page 8 below.
To the extent consistent with the liquidity requirements applicable to interval funds under Rule 23c-3 under the 1940 Act, the Fund may invest without limit in illiquid securities.
Private ABF Investments and Traded Securitizations
The Fund will generally invest its ABF Investments across two main strategies: investments in Private ABF Investments and in Traded Securitizations. While the Fund expects the allocation to Private ABF Investments will be larger than the allocation to Traded Securitizations, the allocation between these two strategies may fluctuate significantly depending upon various factors, including market and economic conditions, availability of investment opportunities across the strategies and fund subscription and repurchase activity.
Within the Private ABF Investments strategy, the Fund will invest in private asset-backed financed securities and loans, including residential and consumer loans (and participations thereon), including, but not limited to, consumer unsecured personal loans, business loans, commercial real estate mezzanine loans, participations and notes backed by residential, multi-family, hotel, office and construction projects, commercial warehouse financings backed by cashflows and/or other commercial assets of various borrowers or pools of collateral, including, but not limited to, aviation, marine, railcar, automobiles, leases, solar, equipment, datacenters, digital infrastructure and other assets, and other structured finance products and specialty finance loans, notes and participations. In addition, Private ABF Investments may include equity and equity like investments in asset-backed financed securities like home equity investments (“HEIs”). The Fund may invest in whole loans directly, or indirectly, including through one or more wholly-owned subsidiaries or trust structures and may enter into arrangements with originators or other counterparties to acquire such loans. The Fund may purchase such assets on a leveraged basis through the use of reverse repurchase agreements or other financings.
Within the Traded Securitization strategy, the Fund will invest in residential mortgage backed securities, including, but not limited to, securitizations backed by HEIs, residential home equity loan contracts, commercial mortgage-backed securities (“CMBS”), consumer and commercial asset-backed securities, which included securitizations backed by commercial assets of various borrowers or pools of collateral, including, but not limited to, credit cards, aviation, automobile loans and leases, solar, and other receivables and asset classes, collateralized loan obligations and collateralized debt obligations. The Fund may invest in, or obtain exposure to, loans that may be “covenant lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. The Fund may invest in sub-prime loans, which are loans offered to buyers who do not meet the criteria for prime loans typically due to poor credit history, low income or insufficient credit history.
The Fund may invest in every level of capital structure, including owning partial or whole loans or residual equity positions and including the equity or “first loss” tranche (i.e., the tranche that absorbs the initial or first losses on an investment). Residual equity positions are the amounts remaining after other obligations have been satisfied. The Fund may invest in securitization risk retention tranches in the capacity of a third-party purchaser with respect to securitizations sponsored by others. Securitization risk retention tranches are tranches owned by the originator, sponsor and/or original lender to ensure that they share in potential losses.
There are no limits on investments in permitted investment types, except as set forth in the Fund’s fundamental and non-fundamental investment policies.
Hedging Strategy
To maximize its defensiveness and flexibility, the Fund may also engage in hedging techniques to manage the level of credit, foreign exchange, interest rate or other risks in the Fund. This hedging can be used through a variety of products, including treasuries, futures and options on treasuries, and swaps.
The Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the Fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.
Investment Process
In selecting investments, LibreMax Capital, LLC (“LibreMax” or the “Investment Manager”) conducts a comprehensive analysis of three key factors as part of its investment process. First, the Investment Manager utilizes a macro-economic approach, which encompasses an analysis of credit risk and increased or shortened duration. The Investment Manager seeks to use market information to carefully establish likely impacts of anticipated changes in the macro-economy, regulatory and legal environment on the Fund’s holdings and adjust those positions accordingly.
Second, the Investment Manager analyzes relative value to determine the best sector allocations. As part of this process, the Investment Manager seeks to uncover potential discrepancies between market prices and the
Investment Manager’s perceived intrinsic value of securities and other investment instruments while weighing and considering applicable risks to form a trading strategy.
Finally, the Investment Manager may use proprietary credit model analytics as a micro-economic analysis. The Investment Manager’s micro analysis uses collateral level information in conjunction with cash flow projections of securities to analyze potential upside and risks of each position held and traded within the Fund’s portfolios or being considered for purchase. Such analysis generates expected average life, duration and yield projections. The portfolio management team utilizes the data generated from these models to analyze market data and form views on individual investments.
The Investment Manager will utilize the data generated from these approaches to scrutinize market data and form views on investment themes, individual securities, and hedges. An investment themes is an economic, social, demographic, or other long-term trend that is expected to benefit certain asset classes or companies. Quantitative modelling is used to filter available opportunities within a given strategy, and is important as an analytical tool, although it is not specifically used for identifying investments.
With respect to loan originations, the Fund will benefit from the Investment Manager’s experience in structured products across a wide spectrum of asset classes. The Fund will leverage the Investment Manager’s and its affiliates’ existing relationships with various issuers. The Fund will seek to provide flexible financing solutions across the capital structure from senior asset-backed lending to whole loan origination. Borrowers may be well established financial platforms or early stage where the Fund will seek to grow with the borrowers.
Use of Leverage
The Fund intends to use leverage as and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund expects to engage in leverage through borrowings, reverse purchase agreements or similar financing agreements. The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for Shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
With respect to senior securities representing indebtedness, other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks, the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.
Other investments held by the Fund may also expose the Fund to leverage, which may be excluded from the limitation noted above. In addition, the Fund’s investments in certain derivatives may be viewed as a form of leverage. Please see “Leverage,” and “Principal Risks of the Fund — Leverage Risk” for additional information regarding leverage and related risks.
Investment Manager
LibreMax Capital, LLC, a Delaware limited liability company, serves as investment manager to the Fund. Subject to the oversight of the Board, LibreMax is responsible for managing the investment activities of the Fund. Greg Lippmann is responsible for the day-to-day management of the Fund.
LibreMax Capital, LLC, located at 601 Lexington Avenue, 30th Floor New York, New York 10022, is an SEC-registered investment advisory firm formed in 2010 and has been registered with the Securities and Exchange Commission as an investment advisory since 2011. In addition to the Fund, LibreMax currently provides investment advisory services to privately offered pooled investment funds, non-U.S. private investment funds and separately managed accounts. LibreMax Capital, LLC is wholly owned by LibreMax Intermediate Holdings, LP (“LibreMax Holdings”). GKL Holdings, LLC (a holding company that is majority owned by Greg Lippmann) is the principal underlying owner of LibreMax Holdings.
As of December 31, 2025, LibreMax and its affiliates had approximately $14.32 billion in assets under management.
Distributions and Dividend Reinvestment Plan
The Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare income dividends quarterly and distribute them quarterly to shareholders of record. At least annually, the Fund also intends to distribute to you your pro rata share of any available net capital gain and taxable ordinary income, if any.
Although it does not currently intend to do so, the Board may change the Fund’s dividend policy and the amount or timing of Fund distributions, based on several factors. Unless shareholders specify otherwise, dividends will be reinvested in Common Shares of the Fund in accordance with the Fund’s dividend reinvestment plan (the “Plan”). The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings. See “Distributions” and “Dividend Reinvestment Plan.”
Distributor, Custodian and Transfer Agent
Quasar Distributors, LLC serves as the Fund’s principal underwriter and distributor. U.S. Bank Global Fund Services serves as the primary custodian of the Fund’s assets. U.S. Bank Global Fund Services provides fund accounting, administrative and certain compliance services to the Fund. U.S. Bank Global Fund Services also serves as the Fund’s transfer agent and dividend disbursement agent, and as such is responsible for processing investor subscriptions and repurchases.
Unlisted Closed-End Fund Structure; Limited Liquidity
Common Shares of the Fund are not listed for trading on any securities exchange. There is currently no secondary market for Common Shares and the Fund does not expect any secondary market to develop for its Common Shares. Shareholders of the Fund are not able to have their Common Shares redeemed or otherwise sell their Common Shares daily because the Fund is an unlisted closed-end fund. To provide liquidity to shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Common Shares. Investors should consider Common Shares of the Fund to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Common Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.
Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Common Shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program. Please see “Risk Factors” at page # below.
Valuation
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Investment Manager as the Fund’s Valuation Designee for purposes of Rule 2a-5 under the 1940 Act. As Valuation Designee, the Investment Manager will be responsible for the valuation of the Fund’s portfolio investments for which market quotations are not readily available, as determined in good faith pursuant to the Investment Manager’s and the Fund’s valuation policies and consistently applied valuation processes. The Fund may use the fair value of a security as determined by the Valuation Designee in accordance with procedures approved by the Board if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect NAV. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that the Fund could obtain if it were to sell the security. The Fund determines NAV per share in accordance with the methodology described in the Investment Manager’s and the Fund’s valuation policies and procedures. Valuations of Fund investments are disclosed in reports publicly filed with the SEC. The Fund will calculate the NAV of each class of its shares daily. In addition, the Fund intends to publicly report the NAV per share of each class of the Fund on its website daily. Please refer to “How Fund Shares are Priced” at page # for more information on the Fund’s valuation policies.
Taxation
The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify in each taxable year, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on its “investment company taxable income” (as such term is defined in the Code, but without regard to the deductions for dividends paid) or net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes in each taxable year (or is deemed to distribute, including amounts that are reinvested pursuant to the Dividend Reinvestment Plan, as described below) to Fund shareholders, provided that certain requirements are satisfied. To qualify for and maintain its treatment as a RIC for U.S. federal income tax purposes, the Fund will be required to meet certain specified source-of-income and asset diversification requirements, and the Fund will be required to distribute in each taxable year to holders of its stock dividends for U.S. federal income tax purposes in an amount at least equal to the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such taxable year. The Fund intends to distribute to holders of its stock, at least annually, substantially all of its investment company taxable income, net tax-exempt income, and net capital gains. See “U.S. Federal Income Tax Matters” at page #.
Fiscal Year
For accounting purposes, the Fund’s fiscal year is expected to be December 31.
Reports to Shareholders
As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to its shareholders for tax purposes will be furnished to shareholders subject to Internal Revenue Service (“IRS”) reporting. In addition, the Fund will prepare and transmit to its shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.
ERISA Plans and Other Tax-Exempt Entities
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, individual retirement accounts, 401(k) plans and Keogh plans, may purchase Common Shares. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of the ERISA plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, neither the Fund nor the Investment Manager will be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA plan that becomes a shareholder, solely as a result of the ERISA plan’s investment in the Fund.
Co-Investments
The 1940 Act imposes limits on certain privately negotiated co-investments with affiliates of the Fund. The Investment Manager and the Fund are seeking exemptive relief from the SEC permitting the Fund to invest alongside other funds (including private funds) managed by the Investment Manager or its affiliates in privately negotiated portfolio investments. However, the exemptive relief includes conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such cases, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment.
Risk Factors
Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on their investment or that a shareholder may lose part or all of their investment. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of the Fund.” Shareholders should consider carefully the following principal risks before investing in the Fund:
•Common Shares will not be listed on any securities exchange;
•Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Common Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;
•The Fund is exposed to risks associated with changes in interest rates;
•The Fund’s distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Fund shareholders through distributions will be distributed after payment of fees and expenses, as well as any applicable sales load;
•Because the asset-backed finance investments pursued by the Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.
•ABF Investments are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.
•The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.
•The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility.
•Below investment grade instruments (i.e., “junk bonds”) have predominantly speculative characteristics and may be particularly susceptible to economic downturns, which could cause losses;
•Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals;
•CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk.
•The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange.
•Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund.
•The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests;
•Non-U.S. securities may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value—changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments.
•The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
•To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status and being taxed as an ordinary corporation for U.S. federal income tax purposes.
Accordingly, an investment in the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The Fund is a newly organized, non-diversified, closed-end management investment company that continuously offers its shares and is operated as an interval fund. Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Each risk discussed below is considered a principal risk of investing in the Fund, regardless of the order in which it appears and could affect the value of your investment.
Debt Securities Risk
The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take the many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.
Asset-Backed Securities Risk
The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, equipment leases, auto loans, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.
The investment characteristics of ABS differ from traditional debt securities in several ways. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. That being said, the collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS can be affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Holders of ABS bear various other risks, including credit risk, liquidity risk, interest rate risk, market risk, operations risk, structural risk and legal risk, as further described below. In addition, ABS are subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Investment Manager or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
Investment in Receivables Risk
The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Other Asset-Backed Securities Risk
The Fund may invest in and may sell certain of its alternative lending related investments to, securitization vehicles formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities the payments on which are funded by payments received on such entities’ underlying investments. Such ABS, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such ABS. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as more active and reliable secondary market develops over time.
Specialty Finance Assets Risk
The Fund may invest in a wide variety of specialty finance loans, including but not limited to automobile purchases, equipment finance (including aircraft), transportation leasing or real estate financing. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). HEIs generally provide homeowners with cash upfront in exchange for the investor receiving a variable percentage of the future values of the residential property. HEIs are typically structured as forward purchase agreements or option purchase agreements whereby the originator, in exchange for the investment amount, acquires an option to purchase a variable percentage ownership interest in the related property, or a percentage of the increase in the value of the related property, which is realized upon the occurrence of certain enumerated realization events. An HEI typically is secured by a lien against the residential property, most commonly a second priority lien behind the primary mortgage lender. An HEI is a non-recourse obligation of the related homeowner. HEIs are generally settled in cash upon the occurrence of a realization event, such as the sale of the related property, or the refinancing of the first lien mortgage loan secured by the related property or the maturity date of the HEI (typically from 10 to 30 years), upon which date settlement is required, which could require a home sale or a refinancing. Any return on such HEIs is contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.
Real Estate and Mortgage-Backed Securities Risk
The Fund may invest in a variety of real estate-related investments. The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair the Fund’s ability to make distributions to shareholders, adversely impact its investment policy and reduce overall returns on investments.
If a borrower of loan secured by real estate defaults on such loan, it is possible that the Investment Manager may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
Commercial Mortgage-Backed Securities Risk
The Fund may invest in pools or tranches of commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.
The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.
Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period.
Residential Mortgage-Backed Securities Risk
The Fund may invest in residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.
At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.
Certain mortgage loans may be of subprime credit quality (i.e., do not meet the customary credit standards of Fannie Mae and Freddie Mac). Originators of loans make subprime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with subprime mortgage loans than with mortgage loans that satisfy customary credit standards. In the event mortgage loans in a mortgage pool related to a residential security become delinquent or subject to liquidation, the related CDO may experience delays in receiving payment on such RMBS and may suffer losses if the related credit enhancements, if any, are insufficient to cover the delays and losses associated with such RMBS. The RMBS also may be backed by non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non- conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.
RMBS may contain certain credit enhancement features intended to enhance the likelihood that holders of such securities will receive regular payments of interest and principal. If delinquencies or defaults occur on the mortgage loans underlying such RMBS, neither the related servicers nor any other entities will advance scheduled monthly payments of interest and principal on delinquent or defaulted mortgage loans if such advances are not likely to be recovered within those transactions. There can be no assurance that the credit enhancement, if any, applicable to RMBS owned by a CDO will adequately cover any shortfalls in cash available to make payments on such RMBS as a result of such delinquencies or defaults. If substantial losses occur as a result of defaults and delinquent payments on the mortgage loans, the Fund may suffer losses with respect to its ownership of such RMBS (or CDOs which own RMBS).
Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of RMBS and CDOs backed by RMBS. Delinquencies and losses with respect to residential mortgage loans generally have increased in recent months, and may continue to increase, particularly in the subprime sector. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on RMBS generally.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their homes to permit them to refinance. Furthermore, borrowers who intend to sell their homes on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell their properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of RMBS and CDOs backed by RMBS.
In addition, numerous residential mortgage loan originators that originate subprime mortgage loans have recently experienced serious financial difficulties and, in some cases, bankruptcy. Those difficulties have resulted in part from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of RMBS originated, serviced or subserviced by these companies. As a result, the performance and market value of CDOs backed by RMBS also may be adversely affected.
The mortgage loans underlying certain of the RMBS may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On a/ny such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. If the pool of mortgage loans underlying any RMBS owned by the Fund (or a CDO backed by RMBS) were to contain loans with negative amortization features, the yield on such RMBS could be adversely affected.
RMBS have structural characteristics that distinguish them from other asset-backed securities. The rate of interest payable on RMBS is often set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap”. Other factors, such as the use of interest rate derivatives, may also affect the returns on RMBS. The U.S. Servicemembers’ Civil Relief Act of 2003, as amended (the “Relief Act”), provides relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. In light of current United States involvement in Iraq and Afghanistan, a number of mortgage loans in the mortgage pools underlying RMBS are or may become subject to the Relief Act. As a result, the weighted average interest rate on RMBS may be reduced. If such RMBS are subject to weighted average net coupon caps, investors’ return on their investment in such RMBS will be similarly affected.
Violations of consumer protection laws may result in losses on RMBS. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of the loans backing RMBS. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of the issuer of a RMBS to collect all or part of the principal of or interest on the underlying loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a mortgage loan to damages and administrative enforcement.
The mortgage loans backing a RMBS also are subject to U.S. federal laws, including:
•the U.S. Truth in Lending Act and Regulation Z promulgated under the Truth in Lending Act, which require particular disclosures to the borrowers regarding the terms of the loans;
•the Equal Credit Opportunity Act and Regulation B promulgated under the Equal Credit Opportunity Act, which prohibit discrimination on the basis of age, race, color, sex, religion, marital status, national origin, receipt of public assistance or the exercise of any right under the Consumer Credit Protection Act, in the extension of credit;
•the Americans with Disabilities Act, which, among other things, prohibits discrimination on the basis of disability in the full and equal enjoyment of the goods, services, facilities, privileges, advantages or accommodations of any place of public accommodation;
•the Fair Credit Reporting Act, which regulates the use and reporting of information related to the borrower’s credit experience;
•the Home Ownership and Equity Protection Act of 1994, which regulates the origination of high cost loans;
•the Depository Institutions Deregulation and Monetary Control Act of 1980, which preempts certain state usury laws; and
•the Alternative Mortgage Transaction Parity Act of 1982, which preempts certain state lending laws which regulate alternative mortgage transactions.
Violations of particular provisions of these U.S. federal laws may limit the ability of the issuer of RMBS to collect all or part of the principal of or interest on the related underlying loans and in addition could subject such issuer to damages and administrative enforcement. In this event, the issuer, as a holder of such RMBS may suffer a loss.
Some of the mortgage loans backing a RMBS may have been underwritten with, and finance the cost of, credit insurance. From time to time, originators of mortgage loans that finance the cost of credit insurance have been named in legal actions brought by U.S. federal and state regulatory authorities alleging that certain practices employed relating to the sale of credit insurance constitute violations of law. If such an action were brought against such issuer with respect to mortgage loans backing such RMBS and were successful, it is possible that the borrower could be entitled to refunds of amounts previously paid or that such issuer could be subject to damages and administrative enforcement.
In addition, numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act and state debtor relief laws, also may adversely affect the ability of an issuer of a RMBS to collect the principal of or interest on the loans, and holders of the affected RMBS may suffer a loss if the applicable laws result in these loans becoming uncollectible.
In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that are designed to discourage predatory lending practices Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels, and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of a RMBS to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS. Lawsuits have been brought in various states making claims against assignees of high cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.
Structured Products Risk
The Fund may invest in structured products, including pools of mortgages, loans and other real estate-related interests. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of commercial mortgage loans, as well as synthetic mortgage-backed securities (“MBS”) in the form of credit default swaps (e.g., CMBX). MBS may include swaps for which the reference obligation is an MBS or related index, such as the CMBX Index (a tradeable index referencing a basket of CMBS), the TRX Index (a tradeable index referencing total return swaps based on CMBS) or the ABX Index (a tradeable index referencing a basket of sub-prime MBS). The Fund’s investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of the Fund’s investment therein. In addition, if the structured product is invested in a security in which the Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis.
The performance of a particular structured product will be affected by a variety of factors, including its priority in the capital structure of the issuer, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
The risks associated with structured products involve the risk of loss of principal due to market movement. In addition, investments in structured products can be illiquid in nature, with no readily available secondary market. Because they are linked to their underlying markets or instruments, investments in structured products generally are subject to all of the risks associated with an investment in those underlying markets or instruments and subject to greater volatility than an investment directly in the underlying market or instrument. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.
Investments in Real Estate Debt; Structural Considerations
The Fund may invest in a variety of real estate-related debt investments. In addition to the risks of borrower default (including loss of principal and nonpayment of interest) and the risks associated with real property investments, the Fund will be subject to a variety of risks in connection with such debt investments, including the risks of illiquidity, lack of control, mismanagement or decline in value of collateral, contested foreclosures, bankruptcy of the debtor, claims for lender liability, violations of usury laws and the imposition of common law or statutory restrictions on the Fund’s exercise of contractual remedies for defaults of such investments.
The debt securities and instruments in which the Fund is permitted to invest include secured or unsecured debt at various levels of an issuer’s capital structure. As part of the Fund’s investment strategy, the Fund can invest in a range of mezzanine, junior tranches of debt securities in an issuer’s capital structure and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. To the extent the Fund invests in unsecured or relatively junior debt securities in an issuer’s capital structure, such investments may be subordinated to substantial amounts of senior indebtedness. Investments in subordinated debt securities involve greater credit risk of default than the more senior classes of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in such debt, the Fund would potentially receive payments or interest distributions after and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of debt.
Mortgage and Mezzanine Investments Risk
The Fund may originate, participate in and/or acquire real estate loans that are non-recourse to the borrower. Mortgage investments have special inherent risks relative to collateral value. To the extent the Fund makes or acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral as the Fund will be dependent upon third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. In certain circumstances, the Fund’s loans may not be secured by a mortgage, but instead by partnership interests or other collateral that may provide weaker rights than a mortgage. In any case, in the event of default, the Fund’s source of repayment will be limited to the value of the collateral and may be subordinate to other lienholders. The collateral value of the property may be less than the outstanding amount of the Fund’s investment. In cases in which the Fund’s collateral consists of partnership or similar interests, the Fund’s rights and level of security may be less than if it held a mortgage loan. Returns on an investment of this type depend on the borrower’s ability to make required payments and, in the event of default, the ability of the loan’s servicer to foreclose and liquidate the mortgage loan.
Stripped Mortgage-Related Securities Risk
Stripped mortgage-related securities (“SMRS”) usually are collateralized by a pool of mortgages or a pool of mortgage-backed bonds or pass-through securities. SMRS usually are structured with two classes that receive different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class receiving some of the interest and most of the principal, while the other class receives most of the interest and some of the principal. In the most extreme case, one class of interest-only securities receives all of the interest payments from the underlying assets and one class of principal-only securities receives all of the principal payments from the underlying assets.
Loan Investment Activities Risk
The Fund may invest in debt or equity financing. If the Fund engages in such activities, the Fund will be subject to applicable laws in each jurisdiction in which such activities take place. Such laws are frequently highly complex and may include licensing requirements. The licensing processes can be lengthy and can be expected to subject a loan investor to increased regulatory oversight. In some instances, the process for obtaining a required license or exception certificate may require disclosure to regulators or to the public of information about the Fund, its direct or indirect investors, its loans, its business activities, its management or controlling persons or other matters. Such disclosures may provide competitors with information that allows them to benefit at the expense of the Fund, which could have a material adverse effect on the Fund. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund, the Investment Manager or affiliates of the foregoing to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund.
The market for investing in debt at initial issuance and equity financing is highly competitive, and the Fund may be unable to compete effectively with other market participants for such opportunities. The Fund may compete for opportunities with public and private investment funds, commercial and investment banks and commercial finance companies. In general, the corporate, non-mortgage debt and equity origination markets present relatively low barriers to entry, and significant competition is likely.
Many current and potential competitors in the debt and equity origination business are much larger than the Fund’s expected size and, accordingly, have far greater financial, technical, marketing and other resources. The Fund will be subject to various elements of competition, including interest rates and financing costs; origination standards; convenience; customer service; the size, term and seniority of financing arrangements; and marketing and distribution channels. Price pressure from competitors may cause the Fund to lower the interest rates that it charges borrowers, which consequently may lower the value of the Fund’s loans. Further, if competitors adopt less stringent loan investment standards in order to maintain their loan investment volume, the Fund may elect to do so as well. If the Fund adopts less stringent loan investment standards, the Fund will bear increased risk for each loan invested in under such less stringent standards, which may not be compensated by an increase in price. Alternatively, the Fund may determine not to adopt less stringent standards in this competitive environment, which decision may result in a loss of market share. Increased pressure on pricing and loan investment opportunities likely would reduce the volume and quality of the Fund’s loan investment activity and materially adversely affect the Fund. In particular, from time to time there may be influxes of capital directed at lending to smaller borrowers, which may result in a tendency by the highest quality borrowers to borrow from sources other than the Fund such that the Fund’s loan investment opportunities and its eventual portfolio include a disproportionate number of lower quality borrowers or issuers, exacerbating some of the risks outlined here.
Market Making by Dealers Risk
The value of the Fund’s fixed-income investments will be affected by general fixed income market conditions, such as the volatility and liquidity of the fixed income market, which are affected by the ability of dealers to “make a market” in fixed-income investments. In recent years, the market for bonds has significantly increased while dealer inventories have significantly decreased, relative to market size. This reduction in dealer inventories may be attributable to regulatory changes, such as capital requirements, and is expected to continue. As dealers’ inventories decrease, so does their ability to make a market (and, therefore, create liquidity) in the fixed income market. Especially during periods of rising interest rates, this could result in greater volatility and illiquidity in the fixed income market, which could impair the Fund’s profitability or result in losses.
Collateralized Debt Obligations Risk
There are a variety of different types of collateralized debt obligations (“CDOs”), including CDOs collateralized by trust preferred securities and asset-backed securities and CDOs collateralized by corporate loans and debt securities called collateralized loan obligations (“CLOs”). CDOs may issue several types of securities, including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail above. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO. The Fund may be unable to find a sufficient number of attractive opportunities to meet their investment objective or fully invest their committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CDOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CDO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.
Subordination of CDO Debt and CDO Equity Risk
Subordinate CDO debt generally is fully subordinated to the related CDO senior tranches. CDO equity generally is fully subordinated to any related CDO debt and is not secured by any collateral. Distributions to holders of CDO equity will generally be made solely from distributions on the assets of the CDO issuer after all other payments have been made pursuant to the priority of payments of such CDO. To the extent that any losses are incurred by a CDO in respect of its related CDO Collateral, such losses will be borne first by the holders of the related CDO equity, next by the holders of any related subordinated CDO debt and finally by the holders of the related CDO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CDO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CDO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CDO debt and/or the holders of the related CDO equity, as applicable. Subordinate CDO debt and CDO equity represent leveraged investments in the assets of the CDO. Therefore, the leveraged nature of such securities may magnify the adverse impact on the market value of such securities caused by changes affecting the assets underlying such securities, including changes in the market value of such assets, changes in distributions on such assets, defaults and recoveries, capital gains and losses on such assets, prepayments and the availability, prices, and interest rates of such assets. Accordingly, subordinate CDO debt and CDO equity may not be paid in full and may be subject to up to 100% loss.
Control by Senior CDO Debt Risk
In a typical CDO, the most senior CDO debt (the “Controlling Class”) will control many rights under the CDO indenture and therefore, holders of subordinate CDO debt and CDO equity will have limited rights in connection with an event of default or distributions thereunder. Remedies pursued by the holders of the Controlling Class upon an event of default could be adverse to the interests of the holders of subordinate CDO debt and CDO equity. If an event of default has occurred and is continuing, the holders of CDO equity will not have any creditors’ rights against the CDO issuer and will not have the right to determine the remedies to be exercised under the CDO indenture. There is no guarantee that any funds will remain to make distributions to the holders of subordinate CDO debt and CDO equity following any liquidation of the CDO assets and the application of the proceeds from the CDO assets to pay senior classes of CDO debt and the fees, expenses, and other liabilities payable by the CDO issuer. The Controlling Class may also have consent rights in respect of amendments and CDO manager removal rights in connection with certain events.
Mandatory Redemption of CDO Senior Tranches and CDO Debt Risk
Under certain circumstances, cash flows from CDO Collateral that otherwise would have been paid to the holders of any related CDO debt and the related CDO equity will be used to redeem the related CDO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CDO debt or such CDO equity, which could adversely impact the returns to the holders of such CDO debt or such CDO equity.
Optional Redemption of CDO Senior Tranches and CDO Debt Risk
An optional redemption of a CDO could require the collateral or portfolio manager of the related CDO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CDO Collateral sold (and which in turn could adversely impact the holders of any related CDO debt, and/or the holders of the related CDO equity).
Rating Agencies Risk
Future actions of any rating agency can adversely affect the market value or liquidity of CDOs. Rating agencies rating a CDO may change their published ratings criteria or methodologies for CDOs at any time in the future. Further, such rating agencies may retroactively apply any such new standards to the ratings of the CDO securities purchased by the Fund. Any such action could result in a substantial lowering (or even withdrawal) of any rating assigned to any such CDO security, even though such CDO security might still be performing fully to the specifications set forth for such CDO security in the related transaction documents. The rating assigned to any CDO may also be lowered following the occurrence of an event or circumstance even though the related rating agency previously provided confirmation that such occurrence would not result in the rating of such CDO being lowered. Additionally, any rating agency may, at any time and without any change in its published ratings criteria or methodology, lower or withdraw any rating assigned by it to any class of CDO security. If any rating initially assigned to any CDO security is subsequently lowered or withdrawn for any reason, holders of such security may not be able to resell their security without a substantial discount. Any reduction or withdrawal to the ratings on any class of CDO security may significantly reduce the liquidity thereof and may adversely affect the CDO issuer’s ability to make certain changes to the composition of the CDO assets since the CDO’s indenture may contain restrictions on portfolio modifications that are tied to the ratings on the CDO’s securities.
A rating agency may also revise or withdraw its ratings of a CDO security as a result of a failure by the issuer or the manager of such CDO to provide it with information requested by such rating agency or comply with any of its obligations contained in the engagement letter with such rating agency, including the posting of information provided to the rating agency on a website that is accessible by rating agencies that were not hired in connection with the issuance of the CDO securities as required by law. In addition, a CDO security may receive an unsolicited rating, which may have an adverse effect on the liquidity or the market price of such CDO security. Any such revision or withdrawal of a rating as a result of such a failure might adversely affect the liquidity and value of the CDO security.
Warehouse Agreements Risk
The Fund may enter into warehouse agreements (“Warehouse Agreements”) with certain collateral managers, including the Investment Manager. Pursuant to such Warehouse Agreements, the Fund may provide financing, either directly or indirectly, for the purchase of assets, or may own certain assets (“Warehouse Securities”) in anticipation of such assets constituting the collateral of a CDO or other structured transaction (a “Structured Transaction”). Upon the closing of the Structured Transaction to which the Warehouse Agreement relates, the Fund may or may not purchase securities issued in such Structured Transaction. The Fund may not achieve its investment objective in financing the warehouse if the Warehouse Securities are not purchased in the Structured Transaction or where the Structured Transaction fails to close. A collateral manager will purchase Warehouse Securities from the warehouse for a Structured Transaction only to the extent that the collateral manager determines that such purchases are consistent with the investment guidelines of the Structured Transaction, the restrictions contained in the collateral management agreement and applicable law. If Warehouse Securities are not purchased for a Structured Transaction, depending on the terms of the Warehouse Agreement, Warehouse Securities may be liquidated, which may result in a profit or a loss to the Fund, or the Fund may take possession of the Warehouse Securities. In either case, the Fund will bear the risk that the value of such Warehouse Securities may be below their purchase price. If a Structured Transaction fails to close, in addition to the foregoing risks, the Fund may not be paid for financing the warehouse facility.
Regulatory Change Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
Current rules related to credit risk retention requirements for ABS may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to the Fund as an investor in such vehicles. In addition, the costs imposed by the risk retention rules on originators, securitizers and/or collateral managers may result in a reduction of the number of new offerings of ABS and thus in fewer investment opportunities for the Fund. A reduction in the number of new securitizations could also reduce liquidity in the markets for certain types of financial assets, which in turn could negatively affect the returns on the Fund’s investment.
Leverage Risk
The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for shareholders, including:
•the likelihood of greater volatility of NAV of Common Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and
•the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged.
If the costs of any leverage used by the Fund exceed the income from portfolio securities acquired through the use of such leverage, the Fund’s NAV would decline. A decline in the Fund’s NAV could affect the ability of the Fund to pay dividends or make distributions to shareholders. A failure by the Fund to distribute an adequate proportion of its net investment income in the form of dividends each taxable year would result in the Fund ceasing to qualify as a RIC under the Code. See “Tax Matters” below for additional information. Also, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s shareholders.
The use by the Fund of reverse repurchase agreements and dollar rolls to obtain leverage also involves special risks. For instance, the market value of the securities that the Fund is obligated to repurchase under a reverse repurchase agreement or dollar roll may decline below the repurchase price.
In addition to reverse repurchase agreements, dollar rolls and/or borrowings (or a future issuance of preferred shares), the Fund may engage in other transactions that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), credit default swaps, total return swaps, basis swaps and other derivative transactions, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions). The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions, and total returns to shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
Whole Loan Securitizations Risk
The Fund may be expected to securitize one or more loans to generate cash. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Investment Manager and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients of the Investment Manager (“Other Clients”) should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Investment Manager and its affiliates manage Other Clients with Investment Guidelines that do not permit such Other Clients to invest in whole loan securitizations. There can be no assurance that the Investment Manager will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Investment Manager is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Whole Loan Risk
The Fund’s investments in whole loans, including commercial mortgage loans and non-qualified mortgages, involve the direct acquisition or origination of mortgage loans, where the Fund maintains beneficial and record ownership of the loans. These investments are subject to significant risks, including risks of delinquency, foreclosure, and potential losses. In the event of foreclosure, the proceeds generated from the underlying property may be insufficient to recover the Fund's investment and related costs. Additionally, the Fund may experience losses in connection with loan restructurings or sales, further adversely affecting its performance. These risks are distinct from those associated with investments in other mortgage-related securities and may expose the Fund to greater potential volatility and loss.
Aircraft and Aviation Industry Risk
The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof ("Aviation Assets"). Certain events ("Aviation Impact Events") may have a direct and indirect impact on the value of the Fund's Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets.
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.
Trade Finance Risk
Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Transportation Finance Risk
The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.
Consumer and Auto Loan Risk
The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Risks Related to Investing in Datacenters
The Fund may acquire assets related to datacenters. The Fund’s datacenter investments are subject to operating risks common to the datacenter industry, which include changes in tenant demands or preferences, a decline in the technology industry, such as a decrease in the use of mobile or web-based commerce, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for datacenter space generally such as oversupply of or reduced demand for space; increased competition, including from the datacenters’ tenants choosing to develop their own datacenters; and the rapid development of new technologies or the adoption of new industry standards that render the datacenters’ tenants’ current products and services or the datacenter facilities obsolete or unmarketable. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the Fund’s datacenter investments, which could have a material adverse effect on the Fund.
Merchant Cash Advance Risk
For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.
Infrastructure Debt Risk
The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.
Loan Service Risk
The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer’s quality is of significant importance in the management of loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss may be greater than the outstanding principal balance of that loan.
Interest Rate Risk
Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In recent years, the Federal Reserve has raised interest rates in response to increased inflation. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages. More recently, the Federal Reserve has subsequently cut interest rates as inflation has decreased.
Risks of Loans and Other Debt Instruments
The Fund’s investment program may include investments in significant amounts of loans or other debt instruments (which may include mortgages and loans secured by real estate) and participations in loans by way of syndication or otherwise. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called “equitable subordination” common law principles, (b) so-called lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or other debt instrument, the Investment Manager compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Investment Manager, its affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable non-U.S. bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.
If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the borrower. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the borrower directly.
Non-Performing Loans and Foreclosure Proceedings Risk
Debt investments (including real estate loans) by the Fund may be at the time of their acquisition, or may become after origination, participation or acquisition, non-performing for a wide variety of reasons, many of which are outside the control of the Investment Manager, the Fund or their affiliates. Non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loans. To the extent that the Fund purchases partial interests in non-performing loans, the Fund may not have control over the workout process or the management of the real estate assets after such a workout.
The Investment Manager may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased or originated by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
Underlying Default Risk
To the extent underlying default rates with respect to the debt securities or instruments in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected and the risk of loss and foreclosure would be expected to increase. The rate of defaults and losses on real estate-related debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the underlying properties are located, the commercial real estate market in general, the borrower’s equity and the financial circumstances of the borrower. A decline in the global or U.S. real estate markets (or any particular sub-market thereof) may result in higher delinquencies, defaults or foreclosures as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments and give rise to potential conflicts of interest.
Unsecured Loans and Collateral Impairment Risk
In the event of a default by a borrower, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the borrower. If the Fund invests in debt that is not secured by collateral, in the event of such default, the Fund will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while the Investment Manager generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to the Fund’s investment. The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the investment.
Covenant-Lite Loans Risk
The Fund may invest in, or obtain exposure to, loans that may be “covenant lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-
lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans Risk
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt Investments Risk
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement secured or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Privacy and Data Security Laws Risk
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Investment Manager fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of MBS held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Real Estate Risk
The value of real estate investments may be affected by risks similar to those associated with direct ownership of real estate such as declines in the value of real estate, overbuilding, rising operating costs, interest rates and property taxes. MBS and certain of the Fund’s investments in private alternative credit opportunities are dependent on real estate prices and real estate fundamentals. Any negative trends in such real estate conditions may adversely affect the Fund’s results of operations through decreased revenues or increased costs. These conditions include:
•changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns, particularly in markets in which the Fund has a high concentration of properties;
•fluctuations in interest rates, which could adversely affect the Fund’s ability to obtain financing on favorable terms or at all;
•the inability of tenants to pay rent;
•the existence and quality of the competition, such as the attractiveness of the Fund’s properties as compared to competitors’ properties based on considerations such as convenience of location, rental rates and amenities;
•increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
•weather conditions that may increase or decrease energy costs and other weather-related expenses;
•civil unrest, acts of God, including earthquakes, floods, hurricanes and other natural disasters, which may result in uninsured losses, and acts of war or terrorism;
•oversupply of, or a reduction in demand for, real estate in the markets in which properties are located; and
•changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing regulatory limitations on rents, operating expenses, usage, zoning, the environment and taxes.
    Moreover, other factors may adversely affect the Fund’s results of operations, including potential liability under environmental and other laws and other unforeseen events. Any or all of these factors could materially adversely affect the Fund’s results of operations through decreased revenues or increased costs.
Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. In such a case, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.
Credit Default Swaps Risk
Credit default swap agreements (including a swap on a credit default index, sometimes referred to as a credit default swap index) may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation in the case of a cleared credit default swap or another third party in the case of an uncleared credit default swap). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. The Fund may be unable to exit a credit default swap.
The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
Over-the-Counter Trading Risk
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the Investment Manager would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Below Investment Grade Risk
The Fund intends to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. The Fund intends to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
•Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.
•Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.
•Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
•Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.
•Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price.
•The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Sub-Prime Mortgage Loan Risk
Sub-prime mortgage loans face the risk that the issuer of the security will default on interest or principal payments. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.
Counterparty Risk
Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to the Fund’s shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
U.S. Government Securities Risk
U.S. government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury bills, Treasury Inflation-
Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. Government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. On June 3, 2023, the Fiscal Responsibility Act of 2023 was signed into law, which suspends the limit on federal debt through January 1, 2025. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected. On August 1, 2023, the credit rating agency Fitch Ratings downgraded U.S. Treasuries to AA+ from AAA.
Risk Retention Investment Risk
The Fund may invest in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the U.S. Risk Retention Rules). In the case of CMBS transactions, for example, the U.S. Risk Retention Rules permit all or a portion of the retained credit risk associated with certain securitizations (i.e., retained risk) to be held by an unaffiliated “third party purchaser,” such as the Fund, if, among other requirements, the third-party purchaser holds its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the final U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred because of such breach.
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. Instruments. Non-U.S. investments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk
Because the Fund may in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline because of changes in the exchange rates between foreign currencies and the U.S. dollar. The Investment Manager may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk.” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
Illiquidity Risk
It is expected that most of the securities and instruments held by the Fund will not trade on an exchange. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The Fund may be forced to sell securities at inopportune prices to meet Shareholder repurchase requests or to satisfy margin calls.
Management Risk
The skill of the Investment Manager will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.
Equity Investments Risk
When the Fund invests in senior, unitranche, second lien and subordinated loans, the Fund may acquire warrants or other equity securities of investments as well. The Fund may also invest in equity securities directly. To the extent the Fund holds equity investments, the Fund will seek to dispose of them and realize gains upon the Fund’s disposition of them. However, the equity interests the Fund receives may not appreciate in value and may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.
Risk of No Controlling Equity Interests
Because the Fund generally does not hold controlling equity interests in the Fund’s investments, the Fund may not be able to exercise control over the Fund’s investments or to prevent decisions by management of the Fund’s investments that could decrease the value of the Fund’s investments. To the extent that the Fund does not hold controlling equity interests, the Fund will have a limited ability to protect the Fund’s position in such investments.
Minority Investments and Joint Ventures Risk
The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund may enter into co-investment opportunities with other parties through partnerships, joint ventures or other entities and the Investment Manager may share the Management Fee and/or other forms of compensation with such parties. The Investment Manager expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. Where a joint venture partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the joint venture’s ability to act quickly.
Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners.
In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund. In addition, it is anticipated that the Fund could be invested in debt instruments issued by a joint venture entity while one or more of other investment funds, pooled investment vehicles and client accounts (the “Other Clients”) managed by the Investment Manager will be invested in equity interests in such entity or vice versa, which presents certain potential conflicts of interest with respect to the capital structure of such entity.
Hedging Risk
The Fund may be subject to risks under hedging transactions. The Fund may engage in hedging transactions to the extent permitted under applicable commodities laws and the 1940 Act. Engaging in hedging transactions would entail additional risks to the shareholders. The Fund could, for example, use instruments such as swaps, caps, collars and floors and, if the Fund were to invest in foreign securities, the Fund could use instruments such as forward contracts or currency options and borrow under a credit facility in currencies selected to minimize the Fund’s foreign currency exposure. In each such case, the Fund generally would seek to hedge against fluctuations of the relative values of the Fund’s portfolio positions from changes in market interest rates or currency exchange rates. Hedging against a decline in the values of the Fund’s portfolio positions would not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of the positions declined. However, such hedging could establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions could also limit the opportunity for gain if the values of the underlying portfolio positions increased. Moreover, it might not be possible to hedge against an exchange rate or interest rate fluctuation that was so generally anticipated that the Fund would not be able to enter into a hedging transaction at an acceptable price. Use of a hedging transaction could involve counterparty credit risk.
The success of any hedging transactions the Fund may enter into will depend on the Fund’s ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into hedging transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates could result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged could vary.
Moreover, for a variety of reasons, the Fund might not seek to (or be able to) establish a perfect correlation between the hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation could prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss. In addition, it might not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in
non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations. The Fund’s ability to engage in hedging transactions may also be adversely affected by rules adopted by the CFTC.
Force Majeure Risk
The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Subsidiary Risk
The Fund may invest either directly or indirectly through one or more subsidiaries (each, a “Subsidiary,” and together, the “Subsidiaries”), which exposes the Fund to the risks associated with the Subsidiaries’ investments. These risks generally mirror the investment risks applicable to the Fund as described in this Prospectus. Subsidiaries, however, are not registered as investment companies under the 1940 Act and are therefore not subject to all the protections afforded to investors under the 1940 Act. The principal investment strategies and risks disclosed in this Prospectus apply to investments held directly by the Fund and indirectly by any Subsidiaries with respect to investment policies, capital structure and leverage. The Fund’s Board of Trustees has oversight responsibility for the investment and other activities of the Fund, including the Fund’s investments held through any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The Investment Manager will manage the investments held by the Fund directly and indirectly through any Subsidiaries pursuant to a contract that complies with the 1940 Act.
Convertible Securities Risk
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Preferred Securities Risk
Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. A decrease in assets may also increase the Fund’s expenses. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
Although the Fund, as a fundamental policy, the Fund will make quarterly offers to repurchase at least 5% and up to 25% of its then outstanding Common Shares, the Fund currently expects to offer to repurchase 5% of then outstanding Common Shares quarterly. The number of shares tendered may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your shares tendered in that offer will be repurchased. Accordingly, you may not be able to sell your Common Shares when and in the amounts you desire. A shareholder may be subject to market and other risks including currency fluctuations to the extent of non-dollar denominated holdings, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
Valuation Risk
A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Investment Manager about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis, except that Common Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Investment Manager seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Investment Manager may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Investment Manager’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Common Shares may receive more or less Common Shares and investors who tender their Common Shares may receive more or less cash proceeds than they otherwise would receive.
Borrowing Risk
 In the event the Fund defaults under a credit facility or other borrowings, the Fund could be adversely affected as the Investment Manager may be forced to sell a portion of the Fund’s investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund, financial condition, results of operations and cash flows.
Non-Public Information Risk
From time to time, the Investment Manager may come into possession of non-public information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager’s inability to use such information for investment purposes.
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk
The Fund may invest in securities that it believes will benefit from a common macroeconomic, socioeconomic, political or other investment theme. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy or that are expected to benefit from a common investment theme, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.
Investment Fund Risk
The Fund may invest in securities of other investment funds that invest in the types of securities in which the Fund may invest directly. As a shareholder in an investment fund, the Fund will bear its ratable share of that investment fund’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. The investment funds in which the Fund will invest may in turn acquire securities or other instruments issued by certain companies that involve a high degree of business or financial risk. Such companies may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The investment funds may also invest in companies that are experiencing or are expected to experience financial difficulties that may never be overcome. Many of these companies are highly leveraged, which can limit their ability to finance future operations and capital needs and may result in restrictive financial and operating covenants. As a result, a company’s flexibility to respond to changing business and economic conditions may be limited.
Shares Not Listed; No Market for Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risk
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, you may not be able to sell your Common Shares when and/or in the amount that you desire.
Inadequate Return Risk
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Common Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration and Agreement of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Common Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Common Shares, the Fund may sell additional Common Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Common Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the Fund’s officers and members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the Fund’s officers and members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Allocation of Investment Opportunities Risk
The Fund’s Employees of the Investment Manager and its affiliates serve or may serve as officers, trustees, principals or general partners of entities that operate in the same or a related line of business as the Fund or of other LibreMax-advised funds (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent the Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order the Fund and LibreMax are seeking from the SEC (the “Order”). Co-investments made under the Order, if granted, will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and Other Managed Funds that target similar assets pro rata based on available capital for the particular investment.
In the event investment opportunities are allocated among the Fund and Other Managed Funds, including prior to the receipt of an Order, the Fund may not be able to structure its investment portfolio in the manner desired. Although the Investment Manager endeavors to allocate investment opportunities in a fair and equitable manner, the Fund is not generally permitted to co-invest in any portfolio company in which a fund managed by LibreMax or any of its downstream affiliates (other than the Fund and its downstream affiliates) currently has an investment. However, the Fund may co-invest with funds managed by LibreMax or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations, and its allocation procedures. There is no assurance if or when the Order will be granted.
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Anti-Takeover Provisions
The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”
Federal Income Tax Risk
Failure to Maintain RIC Tax Treatment
As discussed above, the Fund intends to elect to be taxed as a RIC and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that is distributed (or deemed distributed) to shareholders. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. The Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments that are treated as partnerships or other pass-through entities for tax purposes, the Fund may not have control over, or receive accurate information about, the underlying income and assets of those investments that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain the RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. In addition to potentially paying substantial taxes, we could also be required to recognized unrealized gains and make substantial distributions before re-qualifying as a RIC.
Recognizing Income Before or Without Receiving Cash
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. A portion of the Fund’s income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Any original issue discount, market discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual.
In any such instance, the Fund may be required to make a distribution to our shareholders to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. Additionally, if the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of our investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Corporate-Level Income Tax
The Fund may invest in certain debt and equity investments through taxable subsidiaries and the taxable income, if any, of these taxable subsidiaries may be subject to federal, state, and/or local tax. The Fund may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Special Tax Issues
The Fund may invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes
At any time, the federal income tax laws and underlying U.S. Treasury regulations governing RICs or the administrative interpretations of those tax laws or U.S. Treasury regulations may be amended. Any of those new tax laws, U.S. Treasury regulations or administrative interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, U.S. Treasury regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments.

Effects of Leverage [Text Block]
Use of Leverage
The Fund intends to use leverage as and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund expects to engage in leverage through borrowings, reverse purchase agreements or similar financing agreements. The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for Shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
With respect to senior securities representing indebtedness, other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks, the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.
Other investments held by the Fund may also expose the Fund to leverage, which may be excluded from the limitation noted above. In addition, the Fund’s investments in certain derivatives may be viewed as a form of leverage. Please see “Leverage,” and “Principal Risks of the Fund — Leverage Risk” for additional information regarding leverage and related risks.

Effects of Leverage, Purpose [Text Block]
Use of Leverage
The Fund intends to use leverage as and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions.
No Public Trading [Text Block]
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND COMMON SHARES
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete. The Declaration and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”) are on file with the SEC as an exhibit to the Fund’s registration statement, of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of State of Delaware on June 2, 2025. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.
Common Shares
The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “Plan of Distribution” above.
Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no pre-emptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote.
The Fund will send semi-annual unaudited financial statements and audited annual financial statements to its Common Shareholders.
Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.
Preferred Shares
The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the 1940 Act currently requires that the Fund have an asset coverage of 300% immediately after the issuance of senior securities representing indebtedness and an asset coverage of 200% immediately after the issuance of senior equity securities, such as preferred shares. In addition, under Section 18, no dividends or other distribution may be declared with respect to Common Shares (except a dividend payable in Common Shares) nor is any purchase of Common Shares permitted unless such asset coverages are maintained. Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.
The issuance of preferred shares, if any, will result in increases to common shares and will dilute the voting power of Common Shares to the extent of matters on which Common Shares and preferred shares are entitled to vote together. The Fund does not currently intend to issue preferred shares.
Risk Lose Money [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take the many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.
Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, equipment leases, auto loans, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.
The investment characteristics of ABS differ from traditional debt securities in several ways. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. That being said, the collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS can be affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Holders of ABS bear various other risks, including credit risk, liquidity risk, interest rate risk, market risk, operations risk, structural risk and legal risk, as further described below. In addition, ABS are subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Investment Manager or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
Investment In Receivable Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Receivables Risk
The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.

Other Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Asset-Backed Securities Risk
The Fund may invest in and may sell certain of its alternative lending related investments to, securitization vehicles formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities the payments on which are funded by payments received on such entities’ underlying investments. Such ABS, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such ABS. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as more active and reliable secondary market develops over time.
Specialty Finance Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Specialty Finance Assets Risk
The Fund may invest in a wide variety of specialty finance loans, including but not limited to automobile purchases, equipment finance (including aircraft), transportation leasing or real estate financing. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). HEIs generally provide homeowners with cash upfront in exchange for the investor receiving a variable percentage of the future values of the residential property. HEIs are typically structured as forward purchase agreements or option purchase agreements whereby the originator, in exchange for the investment amount, acquires an option to purchase a variable percentage ownership interest in the related property, or a percentage of the increase in the value of the related property, which is realized upon the occurrence of certain enumerated realization events. An HEI typically is secured by a lien against the residential property, most commonly a second priority lien behind the primary mortgage lender. An HEI is a non-recourse obligation of the related homeowner. HEIs are generally settled in cash upon the occurrence of a realization event, such as the sale of the related property, or the refinancing of the first lien mortgage loan secured by the related property or the maturity date of the HEI (typically from 10 to 30 years), upon which date settlement is required, which could require a home sale or a refinancing. Any return on such HEIs is contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.

Real Estate And Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate and Mortgage-Backed Securities Risk
The Fund may invest in a variety of real estate-related investments. The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair the Fund’s ability to make distributions to shareholders, adversely impact its investment policy and reduce overall returns on investments.
If a borrower of loan secured by real estate defaults on such loan, it is possible that the Investment Manager may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Commercial Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Mortgage-Backed Securities Risk
The Fund may invest in pools or tranches of commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.
The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.
Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period.

Residential Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Mortgage-Backed Securities Risk
The Fund may invest in residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.
At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.
Certain mortgage loans may be of subprime credit quality (i.e., do not meet the customary credit standards of Fannie Mae and Freddie Mac). Originators of loans make subprime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with subprime mortgage loans than with mortgage loans that satisfy customary credit standards. In the event mortgage loans in a mortgage pool related to a residential security become delinquent or subject to liquidation, the related CDO may experience delays in receiving payment on such RMBS and may suffer losses if the related credit enhancements, if any, are insufficient to cover the delays and losses associated with such RMBS. The RMBS also may be backed by non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non- conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.
RMBS may contain certain credit enhancement features intended to enhance the likelihood that holders of such securities will receive regular payments of interest and principal. If delinquencies or defaults occur on the mortgage loans underlying such RMBS, neither the related servicers nor any other entities will advance scheduled monthly payments of interest and principal on delinquent or defaulted mortgage loans if such advances are not likely to be recovered within those transactions. There can be no assurance that the credit enhancement, if any, applicable to RMBS owned by a CDO will adequately cover any shortfalls in cash available to make payments on such RMBS as a result of such delinquencies or defaults. If substantial losses occur as a result of defaults and delinquent payments on the mortgage loans, the Fund may suffer losses with respect to its ownership of such RMBS (or CDOs which own RMBS).
Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of RMBS and CDOs backed by RMBS. Delinquencies and losses with respect to residential mortgage loans generally have increased in recent months, and may continue to increase, particularly in the subprime sector. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on RMBS generally.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their homes to permit them to refinance. Furthermore, borrowers who intend to sell their homes on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell their properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of RMBS and CDOs backed by RMBS.
In addition, numerous residential mortgage loan originators that originate subprime mortgage loans have recently experienced serious financial difficulties and, in some cases, bankruptcy. Those difficulties have resulted in part from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of RMBS originated, serviced or subserviced by these companies. As a result, the performance and market value of CDOs backed by RMBS also may be adversely affected.
The mortgage loans underlying certain of the RMBS may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On a/ny such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. If the pool of mortgage loans underlying any RMBS owned by the Fund (or a CDO backed by RMBS) were to contain loans with negative amortization features, the yield on such RMBS could be adversely affected.
RMBS have structural characteristics that distinguish them from other asset-backed securities. The rate of interest payable on RMBS is often set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap”. Other factors, such as the use of interest rate derivatives, may also affect the returns on RMBS. The U.S. Servicemembers’ Civil Relief Act of 2003, as amended (the “Relief Act”), provides relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. In light of current United States involvement in Iraq and Afghanistan, a number of mortgage loans in the mortgage pools underlying RMBS are or may become subject to the Relief Act. As a result, the weighted average interest rate on RMBS may be reduced. If such RMBS are subject to weighted average net coupon caps, investors’ return on their investment in such RMBS will be similarly affected.
Violations of consumer protection laws may result in losses on RMBS. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of the loans backing RMBS. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of the issuer of a RMBS to collect all or part of the principal of or interest on the underlying loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a mortgage loan to damages and administrative enforcement.
The mortgage loans backing a RMBS also are subject to U.S. federal laws, including:
•the U.S. Truth in Lending Act and Regulation Z promulgated under the Truth in Lending Act, which require particular disclosures to the borrowers regarding the terms of the loans;
•the Equal Credit Opportunity Act and Regulation B promulgated under the Equal Credit Opportunity Act, which prohibit discrimination on the basis of age, race, color, sex, religion, marital status, national origin, receipt of public assistance or the exercise of any right under the Consumer Credit Protection Act, in the extension of credit;
•the Americans with Disabilities Act, which, among other things, prohibits discrimination on the basis of disability in the full and equal enjoyment of the goods, services, facilities, privileges, advantages or accommodations of any place of public accommodation;
•the Fair Credit Reporting Act, which regulates the use and reporting of information related to the borrower’s credit experience;
•the Home Ownership and Equity Protection Act of 1994, which regulates the origination of high cost loans;
•the Depository Institutions Deregulation and Monetary Control Act of 1980, which preempts certain state usury laws; and
•the Alternative Mortgage Transaction Parity Act of 1982, which preempts certain state lending laws which regulate alternative mortgage transactions.
Violations of particular provisions of these U.S. federal laws may limit the ability of the issuer of RMBS to collect all or part of the principal of or interest on the related underlying loans and in addition could subject such issuer to damages and administrative enforcement. In this event, the issuer, as a holder of such RMBS may suffer a loss.
Some of the mortgage loans backing a RMBS may have been underwritten with, and finance the cost of, credit insurance. From time to time, originators of mortgage loans that finance the cost of credit insurance have been named in legal actions brought by U.S. federal and state regulatory authorities alleging that certain practices employed relating to the sale of credit insurance constitute violations of law. If such an action were brought against such issuer with respect to mortgage loans backing such RMBS and were successful, it is possible that the borrower could be entitled to refunds of amounts previously paid or that such issuer could be subject to damages and administrative enforcement.
In addition, numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act and state debtor relief laws, also may adversely affect the ability of an issuer of a RMBS to collect the principal of or interest on the loans, and holders of the affected RMBS may suffer a loss if the applicable laws result in these loans becoming uncollectible.
In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that are designed to discourage predatory lending practices Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels, and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of a RMBS to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS. Lawsuits have been brought in various states making claims against assignees of high cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk
The Fund may invest in structured products, including pools of mortgages, loans and other real estate-related interests. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of commercial mortgage loans, as well as synthetic mortgage-backed securities (“MBS”) in the form of credit default swaps (e.g., CMBX). MBS may include swaps for which the reference obligation is an MBS or related index, such as the CMBX Index (a tradeable index referencing a basket of CMBS), the TRX Index (a tradeable index referencing total return swaps based on CMBS) or the ABX Index (a tradeable index referencing a basket of sub-prime MBS). The Fund’s investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of the Fund’s investment therein. In addition, if the structured product is invested in a security in which the Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis.
The performance of a particular structured product will be affected by a variety of factors, including its priority in the capital structure of the issuer, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
The risks associated with structured products involve the risk of loss of principal due to market movement. In addition, investments in structured products can be illiquid in nature, with no readily available secondary market. Because they are linked to their underlying markets or instruments, investments in structured products generally are subject to all of the risks associated with an investment in those underlying markets or instruments and subject to greater volatility than an investment directly in the underlying market or instrument. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.

Investments In Real Estate Debt; Structural Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Real Estate Debt; Structural Considerations
The Fund may invest in a variety of real estate-related debt investments. In addition to the risks of borrower default (including loss of principal and nonpayment of interest) and the risks associated with real property investments, the Fund will be subject to a variety of risks in connection with such debt investments, including the risks of illiquidity, lack of control, mismanagement or decline in value of collateral, contested foreclosures, bankruptcy of the debtor, claims for lender liability, violations of usury laws and the imposition of common law or statutory restrictions on the Fund’s exercise of contractual remedies for defaults of such investments.
The debt securities and instruments in which the Fund is permitted to invest include secured or unsecured debt at various levels of an issuer’s capital structure. As part of the Fund’s investment strategy, the Fund can invest in a range of mezzanine, junior tranches of debt securities in an issuer’s capital structure and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. To the extent the Fund invests in unsecured or relatively junior debt securities in an issuer’s capital structure, such investments may be subordinated to substantial amounts of senior indebtedness. Investments in subordinated debt securities involve greater credit risk of default than the more senior classes of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in such debt, the Fund would potentially receive payments or interest distributions after and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of debt.

Mortgage And Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage and Mezzanine Investments Risk
The Fund may originate, participate in and/or acquire real estate loans that are non-recourse to the borrower. Mortgage investments have special inherent risks relative to collateral value. To the extent the Fund makes or acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral as the Fund will be dependent upon third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. In certain circumstances, the Fund’s loans may not be secured by a mortgage, but instead by partnership interests or other collateral that may provide weaker rights than a mortgage. In any case, in the event of default, the Fund’s source of repayment will be limited to the value of the collateral and may be subordinate to other lienholders. The collateral value of the property may be less than the outstanding amount of the Fund’s investment. In cases in which the Fund’s collateral consists of partnership or similar interests, the Fund’s rights and level of security may be less than if it held a mortgage loan. Returns on an investment of this type depend on the borrower’s ability to make required payments and, in the event of default, the ability of the loan’s servicer to foreclose and liquidate the mortgage loan.

Stripped Mortgage-Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stripped Mortgage-Related Securities Risk
Stripped mortgage-related securities (“SMRS”) usually are collateralized by a pool of mortgages or a pool of mortgage-backed bonds or pass-through securities. SMRS usually are structured with two classes that receive different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class receiving some of the interest and most of the principal, while the other class receives most of the interest and some of the principal. In the most extreme case, one class of interest-only securities receives all of the interest payments from the underlying assets and one class of principal-only securities receives all of the principal payments from the underlying assets.

Loan Investment Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Investment Activities Risk
The Fund may invest in debt or equity financing. If the Fund engages in such activities, the Fund will be subject to applicable laws in each jurisdiction in which such activities take place. Such laws are frequently highly complex and may include licensing requirements. The licensing processes can be lengthy and can be expected to subject a loan investor to increased regulatory oversight. In some instances, the process for obtaining a required license or exception certificate may require disclosure to regulators or to the public of information about the Fund, its direct or indirect investors, its loans, its business activities, its management or controlling persons or other matters. Such disclosures may provide competitors with information that allows them to benefit at the expense of the Fund, which could have a material adverse effect on the Fund. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund, the Investment Manager or affiliates of the foregoing to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund.
The market for investing in debt at initial issuance and equity financing is highly competitive, and the Fund may be unable to compete effectively with other market participants for such opportunities. The Fund may compete for opportunities with public and private investment funds, commercial and investment banks and commercial finance companies. In general, the corporate, non-mortgage debt and equity origination markets present relatively low barriers to entry, and significant competition is likely.
Many current and potential competitors in the debt and equity origination business are much larger than the Fund’s expected size and, accordingly, have far greater financial, technical, marketing and other resources. The Fund will be subject to various elements of competition, including interest rates and financing costs; origination standards; convenience; customer service; the size, term and seniority of financing arrangements; and marketing and distribution channels. Price pressure from competitors may cause the Fund to lower the interest rates that it charges borrowers, which consequently may lower the value of the Fund’s loans. Further, if competitors adopt less stringent loan investment standards in order to maintain their loan investment volume, the Fund may elect to do so as well. If the Fund adopts less stringent loan investment standards, the Fund will bear increased risk for each loan invested in under such less stringent standards, which may not be compensated by an increase in price. Alternatively, the Fund may determine not to adopt less stringent standards in this competitive environment, which decision may result in a loss of market share. Increased pressure on pricing and loan investment opportunities likely would reduce the volume and quality of the Fund’s loan investment activity and materially adversely affect the Fund. In particular, from time to time there may be influxes of capital directed at lending to smaller borrowers, which may result in a tendency by the highest quality borrowers to borrow from sources other than the Fund such that the Fund’s loan investment opportunities and its eventual portfolio include a disproportionate number of lower quality borrowers or issuers, exacerbating some of the risks outlined here.

Market Making By Dealers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Making by Dealers Risk
The value of the Fund’s fixed-income investments will be affected by general fixed income market conditions, such as the volatility and liquidity of the fixed income market, which are affected by the ability of dealers to “make a market” in fixed-income investments. In recent years, the market for bonds has significantly increased while dealer inventories have significantly decreased, relative to market size. This reduction in dealer inventories may be attributable to regulatory changes, such as capital requirements, and is expected to continue. As dealers’ inventories decrease, so does their ability to make a market (and, therefore, create liquidity) in the fixed income market. Especially during periods of rising interest rates, this could result in greater volatility and illiquidity in the fixed income market, which could impair the Fund’s profitability or result in losses.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Debt Obligations Risk
There are a variety of different types of collateralized debt obligations (“CDOs”), including CDOs collateralized by trust preferred securities and asset-backed securities and CDOs collateralized by corporate loans and debt securities called collateralized loan obligations (“CLOs”). CDOs may issue several types of securities, including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail above. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO. The Fund may be unable to find a sufficient number of attractive opportunities to meet their investment objective or fully invest their committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CDOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CDO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Subordination Of CDO Debt And CDO Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordination of CDO Debt and CDO Equity Risk
Subordinate CDO debt generally is fully subordinated to the related CDO senior tranches. CDO equity generally is fully subordinated to any related CDO debt and is not secured by any collateral. Distributions to holders of CDO equity will generally be made solely from distributions on the assets of the CDO issuer after all other payments have been made pursuant to the priority of payments of such CDO. To the extent that any losses are incurred by a CDO in respect of its related CDO Collateral, such losses will be borne first by the holders of the related CDO equity, next by the holders of any related subordinated CDO debt and finally by the holders of the related CDO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CDO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CDO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CDO debt and/or the holders of the related CDO equity, as applicable. Subordinate CDO debt and CDO equity represent leveraged investments in the assets of the CDO. Therefore, the leveraged nature of such securities may magnify the adverse impact on the market value of such securities caused by changes affecting the assets underlying such securities, including changes in the market value of such assets, changes in distributions on such assets, defaults and recoveries, capital gains and losses on such assets, prepayments and the availability, prices, and interest rates of such assets. Accordingly, subordinate CDO debt and CDO equity may not be paid in full and may be subject to up to 100% loss.

Control By Senior CDO Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control by Senior CDO Debt Risk
In a typical CDO, the most senior CDO debt (the “Controlling Class”) will control many rights under the CDO indenture and therefore, holders of subordinate CDO debt and CDO equity will have limited rights in connection with an event of default or distributions thereunder. Remedies pursued by the holders of the Controlling Class upon an event of default could be adverse to the interests of the holders of subordinate CDO debt and CDO equity. If an event of default has occurred and is continuing, the holders of CDO equity will not have any creditors’ rights against the CDO issuer and will not have the right to determine the remedies to be exercised under the CDO indenture. There is no guarantee that any funds will remain to make distributions to the holders of subordinate CDO debt and CDO equity following any liquidation of the CDO assets and the application of the proceeds from the CDO assets to pay senior classes of CDO debt and the fees, expenses, and other liabilities payable by the CDO issuer. The Controlling Class may also have consent rights in respect of amendments and CDO manager removal rights in connection with certain events.

Mandatory Redemption Of CDO Senior Tranches And CDO Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mandatory Redemption of CDO Senior Tranches and CDO Debt Risk
Under certain circumstances, cash flows from CDO Collateral that otherwise would have been paid to the holders of any related CDO debt and the related CDO equity will be used to redeem the related CDO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CDO debt or such CDO equity, which could adversely impact the returns to the holders of such CDO debt or such CDO equity.

Optional Redemption Of CDO Senior Tranches And CDO Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Optional Redemption of CDO Senior Tranches and CDO Debt Risk
An optional redemption of a CDO could require the collateral or portfolio manager of the related CDO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CDO Collateral sold (and which in turn could adversely impact the holders of any related CDO debt, and/or the holders of the related CDO equity).

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating Agencies Risk
Future actions of any rating agency can adversely affect the market value or liquidity of CDOs. Rating agencies rating a CDO may change their published ratings criteria or methodologies for CDOs at any time in the future. Further, such rating agencies may retroactively apply any such new standards to the ratings of the CDO securities purchased by the Fund. Any such action could result in a substantial lowering (or even withdrawal) of any rating assigned to any such CDO security, even though such CDO security might still be performing fully to the specifications set forth for such CDO security in the related transaction documents. The rating assigned to any CDO may also be lowered following the occurrence of an event or circumstance even though the related rating agency previously provided confirmation that such occurrence would not result in the rating of such CDO being lowered. Additionally, any rating agency may, at any time and without any change in its published ratings criteria or methodology, lower or withdraw any rating assigned by it to any class of CDO security. If any rating initially assigned to any CDO security is subsequently lowered or withdrawn for any reason, holders of such security may not be able to resell their security without a substantial discount. Any reduction or withdrawal to the ratings on any class of CDO security may significantly reduce the liquidity thereof and may adversely affect the CDO issuer’s ability to make certain changes to the composition of the CDO assets since the CDO’s indenture may contain restrictions on portfolio modifications that are tied to the ratings on the CDO’s securities.
A rating agency may also revise or withdraw its ratings of a CDO security as a result of a failure by the issuer or the manager of such CDO to provide it with information requested by such rating agency or comply with any of its obligations contained in the engagement letter with such rating agency, including the posting of information provided to the rating agency on a website that is accessible by rating agencies that were not hired in connection with the issuance of the CDO securities as required by law. In addition, a CDO security may receive an unsolicited rating, which may have an adverse effect on the liquidity or the market price of such CDO security. Any such revision or withdrawal of a rating as a result of such a failure might adversely affect the liquidity and value of the CDO security.

Warehouse Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warehouse Agreements Risk
The Fund may enter into warehouse agreements (“Warehouse Agreements”) with certain collateral managers, including the Investment Manager. Pursuant to such Warehouse Agreements, the Fund may provide financing, either directly or indirectly, for the purchase of assets, or may own certain assets (“Warehouse Securities”) in anticipation of such assets constituting the collateral of a CDO or other structured transaction (a “Structured Transaction”). Upon the closing of the Structured Transaction to which the Warehouse Agreement relates, the Fund may or may not purchase securities issued in such Structured Transaction. The Fund may not achieve its investment objective in financing the warehouse if the Warehouse Securities are not purchased in the Structured Transaction or where the Structured Transaction fails to close. A collateral manager will purchase Warehouse Securities from the warehouse for a Structured Transaction only to the extent that the collateral manager determines that such purchases are consistent with the investment guidelines of the Structured Transaction, the restrictions contained in the collateral management agreement and applicable law. If Warehouse Securities are not purchased for a Structured Transaction, depending on the terms of the Warehouse Agreement, Warehouse Securities may be liquidated, which may result in a profit or a loss to the Fund, or the Fund may take possession of the Warehouse Securities. In either case, the Fund will bear the risk that the value of such Warehouse Securities may be below their purchase price. If a Structured Transaction fails to close, in addition to the foregoing risks, the Fund may not be paid for financing the warehouse facility.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Change Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
Current rules related to credit risk retention requirements for ABS may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to the Fund as an investor in such vehicles. In addition, the costs imposed by the risk retention rules on originators, securitizers and/or collateral managers may result in a reduction of the number of new offerings of ABS and thus in fewer investment opportunities for the Fund. A reduction in the number of new securitizations could also reduce liquidity in the markets for certain types of financial assets, which in turn could negatively affect the returns on the Fund’s investment.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for shareholders, including:
•the likelihood of greater volatility of NAV of Common Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and
•the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged.
If the costs of any leverage used by the Fund exceed the income from portfolio securities acquired through the use of such leverage, the Fund’s NAV would decline. A decline in the Fund’s NAV could affect the ability of the Fund to pay dividends or make distributions to shareholders. A failure by the Fund to distribute an adequate proportion of its net investment income in the form of dividends each taxable year would result in the Fund ceasing to qualify as a RIC under the Code. See “Tax Matters” below for additional information. Also, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s shareholders.
The use by the Fund of reverse repurchase agreements and dollar rolls to obtain leverage also involves special risks. For instance, the market value of the securities that the Fund is obligated to repurchase under a reverse repurchase agreement or dollar roll may decline below the repurchase price.
In addition to reverse repurchase agreements, dollar rolls and/or borrowings (or a future issuance of preferred shares), the Fund may engage in other transactions that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), credit default swaps, total return swaps, basis swaps and other derivative transactions, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions). The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions, and total returns to shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.

Whole Loan Securitizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Whole Loan Securitizations Risk
The Fund may be expected to securitize one or more loans to generate cash. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Investment Manager and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients of the Investment Manager (“Other Clients”) should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Investment Manager and its affiliates manage Other Clients with Investment Guidelines that do not permit such Other Clients to invest in whole loan securitizations. There can be no assurance that the Investment Manager will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Investment Manager is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.

Whole Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Whole Loan Risk
The Fund’s investments in whole loans, including commercial mortgage loans and non-qualified mortgages, involve the direct acquisition or origination of mortgage loans, where the Fund maintains beneficial and record ownership of the loans. These investments are subject to significant risks, including risks of delinquency, foreclosure, and potential losses. In the event of foreclosure, the proceeds generated from the underlying property may be insufficient to recover the Fund's investment and related costs. Additionally, the Fund may experience losses in connection with loan restructurings or sales, further adversely affecting its performance. These risks are distinct from those associated with investments in other mortgage-related securities and may expose the Fund to greater potential volatility and loss.

Aircraft And Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aircraft and Aviation Industry Risk
The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof ("Aviation Assets"). Certain events ("Aviation Impact Events") may have a direct and indirect impact on the value of the Fund's Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets.

Royalties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Trade Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Finance Risk
Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

Transportation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transportation Finance Risk
The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

Consumer And Auto Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer and Auto Loan Risk
The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.

Risks Related To Investing In Datacenters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investing in Datacenters
The Fund may acquire assets related to datacenters. The Fund’s datacenter investments are subject to operating risks common to the datacenter industry, which include changes in tenant demands or preferences, a decline in the technology industry, such as a decrease in the use of mobile or web-based commerce, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for datacenter space generally such as oversupply of or reduced demand for space; increased competition, including from the datacenters’ tenants choosing to develop their own datacenters; and the rapid development of new technologies or the adoption of new industry standards that render the datacenters’ tenants’ current products and services or the datacenter facilities obsolete or unmarketable. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the Fund’s datacenter investments, which could have a material adverse effect on the Fund.

Merchant Cash Advance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Merchant Cash Advance Risk
For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

Infrastructure Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Debt Risk
The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

Loan Service Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Service Risk
The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer’s quality is of significant importance in the management of loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss may be greater than the outstanding principal balance of that loan.

Interest Rate Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In recent years, the Federal Reserve has raised interest rates in response to increased inflation. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages. More recently, the Federal Reserve has subsequently cut interest rates as inflation has decreased.

Risks Of Loans And Other Debt Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Loans and Other Debt Instruments
The Fund’s investment program may include investments in significant amounts of loans or other debt instruments (which may include mortgages and loans secured by real estate) and participations in loans by way of syndication or otherwise. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called “equitable subordination” common law principles, (b) so-called lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or other debt instrument, the Investment Manager compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Investment Manager, its affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable non-U.S. bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.
If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the borrower. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the borrower directly.

Non-Performing Loans And Foreclosure Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Performing Loans and Foreclosure Proceedings Risk
Debt investments (including real estate loans) by the Fund may be at the time of their acquisition, or may become after origination, participation or acquisition, non-performing for a wide variety of reasons, many of which are outside the control of the Investment Manager, the Fund or their affiliates. Non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loans. To the extent that the Fund purchases partial interests in non-performing loans, the Fund may not have control over the workout process or the management of the real estate assets after such a workout.
The Investment Manager may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased or originated by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Underlying Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Default Risk
To the extent underlying default rates with respect to the debt securities or instruments in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected and the risk of loss and foreclosure would be expected to increase. The rate of defaults and losses on real estate-related debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the underlying properties are located, the commercial real estate market in general, the borrower’s equity and the financial circumstances of the borrower. A decline in the global or U.S. real estate markets (or any particular sub-market thereof) may result in higher delinquencies, defaults or foreclosures as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments and give rise to potential conflicts of interest.

Unsecured Loans And Collateral Impairment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans and Collateral Impairment Risk
In the event of a default by a borrower, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the borrower. If the Fund invests in debt that is not secured by collateral, in the event of such default, the Fund will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while the Investment Manager generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to the Fund’s investment. The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the investment.

Covenant-Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans Risk
The Fund may invest in, or obtain exposure to, loans that may be “covenant lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-
lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

First Lien Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans Risk
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans And Junior Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Senior Secured Loans and Junior Debt Investments Risk
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement secured or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.

Privacy And Data Security Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Laws Risk
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Investment Manager fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Prepayment Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of MBS held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk
The value of real estate investments may be affected by risks similar to those associated with direct ownership of real estate such as declines in the value of real estate, overbuilding, rising operating costs, interest rates and property taxes. MBS and certain of the Fund’s investments in private alternative credit opportunities are dependent on real estate prices and real estate fundamentals. Any negative trends in such real estate conditions may adversely affect the Fund’s results of operations through decreased revenues or increased costs. These conditions include:
•changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns, particularly in markets in which the Fund has a high concentration of properties;
•fluctuations in interest rates, which could adversely affect the Fund’s ability to obtain financing on favorable terms or at all;
•the inability of tenants to pay rent;
•the existence and quality of the competition, such as the attractiveness of the Fund’s properties as compared to competitors’ properties based on considerations such as convenience of location, rental rates and amenities;
•increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
•weather conditions that may increase or decrease energy costs and other weather-related expenses;
•civil unrest, acts of God, including earthquakes, floods, hurricanes and other natural disasters, which may result in uninsured losses, and acts of war or terrorism;
•oversupply of, or a reduction in demand for, real estate in the markets in which properties are located; and
•changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing regulatory limitations on rents, operating expenses, usage, zoning, the environment and taxes.
    Moreover, other factors may adversely affect the Fund’s results of operations, including potential liability under environmental and other laws and other unforeseen events. Any or all of these factors could materially adversely affect the Fund’s results of operations through decreased revenues or increased costs.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. In such a case, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.

Derivatives Risk, Futures Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Investment Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk, Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage-backed securities, and inflation sensitivity, and borrowing rates.

Derivatives Risk, To Be Announced Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To Be Announced Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.

Derivatives Risk, Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. In such a case, the Fund has the risk of losing more than its original investment. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements (including a swap on a credit default index, sometimes referred to as a credit default swap index) may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation in the case of a cleared credit default swap or another third party in the case of an uncleared credit default swap). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. The Fund may be unable to exit a credit default swap.
The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Over-The-Counter Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Over-the-Counter Trading Risk
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the Investment Manager would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.

Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Risk
The Fund intends to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. The Fund intends to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
•Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.
•Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.
•Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
•Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.
•Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price.
•The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Sub-Prime Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sub-Prime Mortgage Loan Risk
Sub-prime mortgage loans face the risk that the issuer of the security will default on interest or principal payments. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to the Fund’s shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
U.S. government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury bills, Treasury Inflation-
Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. Government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. On June 3, 2023, the Fiscal Responsibility Act of 2023 was signed into law, which suspends the limit on federal debt through January 1, 2025. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected. On August 1, 2023, the credit rating agency Fitch Ratings downgraded U.S. Treasuries to AA+ from AAA.

Risk Retention Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Retention Investment Risk
The Fund may invest in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the U.S. Risk Retention Rules). In the case of CMBS transactions, for example, the U.S. Risk Retention Rules permit all or a portion of the retained credit risk associated with certain securitizations (i.e., retained risk) to be held by an unaffiliated “third party purchaser,” such as the Fund, if, among other requirements, the third-party purchaser holds its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the final U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred because of such breach.

Non-U.S. Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. Instruments. Non-U.S. investments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Because the Fund may in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline because of changes in the exchange rates between foreign currencies and the U.S. dollar. The Investment Manager may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk.” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk
It is expected that most of the securities and instruments held by the Fund will not trade on an exchange. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The Fund may be forced to sell securities at inopportune prices to meet Shareholder repurchase requests or to satisfy margin calls.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The skill of the Investment Manager will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments Risk
When the Fund invests in senior, unitranche, second lien and subordinated loans, the Fund may acquire warrants or other equity securities of investments as well. The Fund may also invest in equity securities directly. To the extent the Fund holds equity investments, the Fund will seek to dispose of them and realize gains upon the Fund’s disposition of them. However, the equity interests the Fund receives may not appreciate in value and may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Risk Of No Controlling Equity Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of No Controlling Equity Interests
Because the Fund generally does not hold controlling equity interests in the Fund’s investments, the Fund may not be able to exercise control over the Fund’s investments or to prevent decisions by management of the Fund’s investments that could decrease the value of the Fund’s investments. To the extent that the Fund does not hold controlling equity interests, the Fund will have a limited ability to protect the Fund’s position in such investments.

Minority Investments And Joint Ventures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minority Investments and Joint Ventures Risk
The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund may enter into co-investment opportunities with other parties through partnerships, joint ventures or other entities and the Investment Manager may share the Management Fee and/or other forms of compensation with such parties. The Investment Manager expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. Where a joint venture partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the joint venture’s ability to act quickly.
Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners.
In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund. In addition, it is anticipated that the Fund could be invested in debt instruments issued by a joint venture entity while one or more of other investment funds, pooled investment vehicles and client accounts (the “Other Clients”) managed by the Investment Manager will be invested in equity interests in such entity or vice versa, which presents certain potential conflicts of interest with respect to the capital structure of such entity.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risk
The Fund may be subject to risks under hedging transactions. The Fund may engage in hedging transactions to the extent permitted under applicable commodities laws and the 1940 Act. Engaging in hedging transactions would entail additional risks to the shareholders. The Fund could, for example, use instruments such as swaps, caps, collars and floors and, if the Fund were to invest in foreign securities, the Fund could use instruments such as forward contracts or currency options and borrow under a credit facility in currencies selected to minimize the Fund’s foreign currency exposure. In each such case, the Fund generally would seek to hedge against fluctuations of the relative values of the Fund’s portfolio positions from changes in market interest rates or currency exchange rates. Hedging against a decline in the values of the Fund’s portfolio positions would not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of the positions declined. However, such hedging could establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions could also limit the opportunity for gain if the values of the underlying portfolio positions increased. Moreover, it might not be possible to hedge against an exchange rate or interest rate fluctuation that was so generally anticipated that the Fund would not be able to enter into a hedging transaction at an acceptable price. Use of a hedging transaction could involve counterparty credit risk.
The success of any hedging transactions the Fund may enter into will depend on the Fund’s ability to correctly predict movements in currencies and interest rates. Therefore, while the Fund may enter into hedging transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates could result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged could vary.
Moreover, for a variety of reasons, the Fund might not seek to (or be able to) establish a perfect correlation between the hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation could prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss. In addition, it might not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in
non-U.S. currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations. The Fund’s ability to engage in hedging transactions may also be adversely affected by rules adopted by the CFTC.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk
The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
The Fund may invest either directly or indirectly through one or more subsidiaries (each, a “Subsidiary,” and together, the “Subsidiaries”), which exposes the Fund to the risks associated with the Subsidiaries’ investments. These risks generally mirror the investment risks applicable to the Fund as described in this Prospectus. Subsidiaries, however, are not registered as investment companies under the 1940 Act and are therefore not subject to all the protections afforded to investors under the 1940 Act. The principal investment strategies and risks disclosed in this Prospectus apply to investments held directly by the Fund and indirectly by any Subsidiaries with respect to investment policies, capital structure and leverage. The Fund’s Board of Trustees has oversight responsibility for the investment and other activities of the Fund, including the Fund’s investments held through any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The Investment Manager will manage the investments held by the Fund directly and indirectly through any Subsidiaries pursuant to a contract that complies with the 1940 Act.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. A decrease in assets may also increase the Fund’s expenses. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
Although the Fund, as a fundamental policy, the Fund will make quarterly offers to repurchase at least 5% and up to 25% of its then outstanding Common Shares, the Fund currently expects to offer to repurchase 5% of then outstanding Common Shares quarterly. The number of shares tendered may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your shares tendered in that offer will be repurchased. Accordingly, you may not be able to sell your Common Shares when and in the amounts you desire. A shareholder may be subject to market and other risks including currency fluctuations to the extent of non-dollar denominated holdings, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Investment Manager about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis, except that Common Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Investment Manager seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Investment Manager may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Investment Manager’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Common Shares may receive more or less Common Shares and investors who tender their Common Shares may receive more or less cash proceeds than they otherwise would receive.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk
 In the event the Fund defaults under a credit facility or other borrowings, the Fund could be adversely affected as the Investment Manager may be forced to sell a portion of the Fund’s investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund, financial condition, results of operations and cash flows.

Non-Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Public Information Risk
From time to time, the Investment Manager may come into possession of non-public information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager’s inability to use such information for investment purposes.
Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focus Risk
The Fund may invest in securities that it believes will benefit from a common macroeconomic, socioeconomic, political or other investment theme. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy or that are expected to benefit from a common investment theme, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Fund Risk
The Fund may invest in securities of other investment funds that invest in the types of securities in which the Fund may invest directly. As a shareholder in an investment fund, the Fund will bear its ratable share of that investment fund’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. The investment funds in which the Fund will invest may in turn acquire securities or other instruments issued by certain companies that involve a high degree of business or financial risk. Such companies may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The investment funds may also invest in companies that are experiencing or are expected to experience financial difficulties that may never be overcome. Many of these companies are highly leveraged, which can limit their ability to finance future operations and capital needs and may result in restrictive financial and operating covenants. As a result, a company’s flexibility to respond to changing business and economic conditions may be limited.

Shares Not Listed; No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares Not Listed; No Market for Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.

Closed-End Interval Fund; Liquity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end Interval Fund; Liquidity Risk
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, you may not be able to sell your Common Shares when and/or in the amount that you desire.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return Risk No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Common Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration and Agreement of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Common Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Common Shares, the Fund may sell additional Common Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Common Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the Fund’s officers and members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the Fund’s officers and members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.

Allocation Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation of Investment Opportunities Risk
The Fund’s Employees of the Investment Manager and its affiliates serve or may serve as officers, trustees, principals or general partners of entities that operate in the same or a related line of business as the Fund or of other LibreMax-advised funds (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent the Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order the Fund and LibreMax are seeking from the SEC (the “Order”). Co-investments made under the Order, if granted, will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and Other Managed Funds that target similar assets pro rata based on available capital for the particular investment.
In the event investment opportunities are allocated among the Fund and Other Managed Funds, including prior to the receipt of an Order, the Fund may not be able to structure its investment portfolio in the manner desired. Although the Investment Manager endeavors to allocate investment opportunities in a fair and equitable manner, the Fund is not generally permitted to co-invest in any portfolio company in which a fund managed by LibreMax or any of its downstream affiliates (other than the Fund and its downstream affiliates) currently has an investment. However, the Fund may co-invest with funds managed by LibreMax or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations, and its allocation procedures. There is no assurance if or when the Order will be granted.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

Federal Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risk
Failure to Maintain RIC Tax Treatment
As discussed above, the Fund intends to elect to be taxed as a RIC and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that is distributed (or deemed distributed) to shareholders. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. The Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments that are treated as partnerships or other pass-through entities for tax purposes, the Fund may not have control over, or receive accurate information about, the underlying income and assets of those investments that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain the RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. In addition to potentially paying substantial taxes, we could also be required to recognized unrealized gains and make substantial distributions before re-qualifying as a RIC.
Recognizing Income Before or Without Receiving Cash
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. A portion of the Fund’s income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Any original issue discount, market discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual.
In any such instance, the Fund may be required to make a distribution to our shareholders to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. Additionally, if the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of our investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Corporate-Level Income Tax
The Fund may invest in certain debt and equity investments through taxable subsidiaries and the taxable income, if any, of these taxable subsidiaries may be subject to federal, state, and/or local tax. The Fund may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Special Tax Issues
The Fund may invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes
At any time, the federal income tax laws and underlying U.S. Treasury regulations governing RICs or the administrative interpretations of those tax laws or U.S. Treasury regulations may be amended. Any of those new tax laws, U.S. Treasury regulations or administrative interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, U.S. Treasury regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
Contact Personnel Name	Alyssa M. Bernard
Common Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.76%
Interest Expenses on Borrowings [Percent]	0.88%
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.46%
Total Annual Expenses [Percent]	3.85%
Waivers and Reimbursements of Fees [Percent]	0.22%
Net Expense over Assets [Percent]	3.63%
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	142
Expense Example, Years 1 to 5	220
Expense Example, Years 1 to 10	$ 424
Common Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.76%
Interest Expenses on Borrowings [Percent]	0.88%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.46%
Total Annual Expenses [Percent]	3.10%
Waivers and Reimbursements of Fees [Percent]	0.22%
Net Expense over Assets [Percent]	2.88%
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	94
Expense Example, Years 1 to 5	161
Expense Example, Years 1 to 10	$ 339
Common Class L [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.76%
Interest Expenses on Borrowings [Percent]	0.88%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.46%
Total Annual Expenses [Percent]	3.35%
Waivers and Reimbursements of Fees [Percent]	0.22%
Net Expense over Assets [Percent]	3.13%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	101
Expense Example, Years 1 to 5	173
Expense Example, Years 1 to 10	$ 362
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.
Security Preemptive and Other Rights [Text Block]	Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no pre-emptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights.
Security Obligations of Ownership [Text Block]
The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “Plan of Distribution” above.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, under Section 18, no dividends or other distribution may be declared with respect to Common Shares (except a dividend payable in Common Shares) nor is any purchase of Common Shares permitted unless such asset coverages are maintained.
Security Voting Rights [Text Block]	The issuance of preferred shares, if any, will result in increases to common shares and will dilute the voting power of Common Shares to the extent of matters on which Common Shares and preferred shares are entitled to vote together.
Security Preemptive and Other Rights [Text Block]	Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.
Security Obligations of Ownership [Text Block]	The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the 1940 Act currently requires that the Fund have an asset coverage of 300% immediately after the issuance of senior securities representing indebtedness and an asset coverage of 200% immediately after the issuance of senior equity securities, such as preferred shares.